Additional Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid Expenses and Other Current Assets

	December 31,
	2023	2022
Prepaid expenses and other current assets
Prepaid expenses	$1,737	$1,767
Advances to suppliers	197	588
Other current assets	239	843
Total	$2,173	$3,198

Schedule of Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	December 31,
	2023	2022
Accrued expenses and other liabilities
Payroll and benefits payable	1,490	3,289
Other taxes payable	2,882	3,128
Other	526	522
Total	$4,898	$6,939

Total current	$4,372	$6,417
Total non-current	$526	$522

Schedule of Financial Income (Expense), Net
Finance Income (Expense), Net

	Year Ended December 31,
	2023	2022	2021
Finance income (expense), net
Interest expense	$(51)	$(1,596)	$(8,729)
Redeemable Series X preferred stock dividends	—	(97)	(974)
Other finance costs	(128)	(123)	(71)
Interest income	1,901	1,164	36
Total	$1,722	$(652)	$(9,738)